Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation of the financial statements
Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for financial instruments which are measured at fair value through profit or loss.

The Company has elected to present profit or loss items using the “function of expense” method.

Functional currency, reporting currency and foreign currency
Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the NIS.

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions. Most of the Company’s costs are incurred in NIS. In addition, the Company’s financing activities are incurred normally in NIS. The Company’s management believes, therefore, that the functional currency of the Company is the NIS.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss.

Convenience translation into U.S. dollars
Convenience translation into U.S. dollars:

The financial statements as of December 31, 2020 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2020 (U.S. $ 1.00 = NIS 3.215). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in U.S. Dollars or convertible into U.S. Dollars, unless otherwise indicated.

Cash equivalents
Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of acquisition.

Restricted cash
Restricted cash:

Restricted cash are bank deposits with an original maturity of more than one year from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Property and equipment
Property and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Laboratory equipment	15
Office furniture and equipment	6 - 33
Computers	33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

Research and development expenses, net of participations
Research and development expenses, net of participations:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, development expenditures are recognized in profit or loss when incurred.

Government investment grants
Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attendant conditions.

Research and development grants received from the Israeli Innovation Authority (“IIA”) are recognized upon receipt as a liability only if future economic benefits are expected from the project that will result in royalty-bearing sales. A liability for the grant is first measured at fair value using a discount rate that reflects a market interest rate. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method.

Future royalty payments will be treated as a reduction of the liability. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” (“IAS 37”).

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the received grants will not be repaid based on its best estimate of future sales and, if so, no liability is recognized and the grants are recorded against a corresponding reduction in research and development expenses.

Since the Company’s development projects have been centered on the completion of Phase 3 clinical trials, future economic benefits from the research and development activity are currently expected. Therefore, a liability was recorded with respect to the IIA grants, against a corresponding increase in research and development expenses.

Research and development grants received from the European Union are recorded against a corresponding reduction in research and development expenses since they are non-refundable and do not depend on the generation of future sales.

Impairment of non-financial assets
Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs and is calculated based on the projected cash flows that will be generated by the cash generated unit. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

The Company did not recognize any impairment of non-financial assets for any of the periods presented.

Financial instruments
Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

2.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset have expired; or

-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for:

-	Financial liabilities at fair value through profit or loss such as warrant liability

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

5.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Fair value measurement
Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions
Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is expected to require the use of economic resources to settle the obligation and a reliable estimate can be made of it.

Operating leases
Operating leases:

On January 1, 2019 the Company first applied IFRS 16, “Leases” (“the Standard”). The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

Years

Building	10
Motor vehicles	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Employee benefit liabilities
Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

Post-employment benefit plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 of the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Share-based payment transactions
Share-based payment transactions:

From time to time, the Company grants to its employees and service providers remuneration in the form of equity-settled share-based instruments, such as options to purchase Ordinary shares.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (“the vesting period”).

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions are satisfied.

Loss per share
Loss per share:

Loss per share is calculated by dividing the loss attributable to Company shareholders by the weighted number of outstanding Ordinary shares during the period. Potential Ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential Ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date.

definition of a “business” for acquisitions completed after January 1, 2020.

Disclosure of new standards in the period prior to their adoption
Disclosure of new standards in the period prior to their adoption:

1)	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current.

The Amendment includes the following clarifications:

●	What is meant by a right to defer settlement.

●	That a right to defer must exist at the end of the reporting period.

●	That classification is unaffected by the likelihood that an entity will exercise its deferral right.

●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively.

The Company is evaluating the possible impact of the Amendment on its current loan agreements.

2)	Amendments to IFRS 9, IFRS 7, IFRS 16, IFRS 4 and IAS 39 regarding the IBOR reform:

In August 2020, the IASB issued amendments to IFRS 9, “Financial Instruments”, IFRS 7, “Financial Instruments: Disclosures”, IAS 39, “Financial Instruments: Recognition and Measurement”, IFRS 4, “Insurance Contracts”, and IFRS 16, “Leases” (“the Amendments”).

The Amendments provide practical expedients when accounting for the effects of the replacement of benchmark InterBank Offered Rates (IBORs) by alternative Risk Free Interest Rates (RFRs).

Pursuant to one of the practical expedients, an entity will treat contractual changes or changes to cash flows that are directly required by the reform as changes to a floating interest rate. That is, an entity recognizes the changes in interest rates as an adjustment of the effective interest rate without adjusting the carrying amount of the financial instrument. The use of this practical expedient is subject to the condition that the transition from IBOR to RFR takes place on an economically equivalent basis.

In addition, the Amendments permit changes required by the IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued, provided certain conditions are met. The Amendments also provide temporary relief from having to meet the “separately identifiable” requirement according to which a risk component must also be separately identifiable to be eligible for hedge accounting.

The Amendments include new disclosure requirements in connection with the expected effect of the reform on an entity’s financial statements, such as how the entity is managing the process to transition to the interest rate reform, the risks to which it is exposed due to the reform and quantitative information about IBOR-referenced financial instruments that are expected to change.

The Amendments are effective for annual periods beginning on or after January 1, 2021. The Amendments are to be applied retrospectively. However, restatement of comparative periods is not required. Early application is permitted.

The Company estimates that the application of the Amendments is not expected to have a material impact on the financial statements.